Condensed Consolidated Statements of Cash Flow (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Income (loss) for the year	29,793,048	(9,936,926)	(12,415,480)
Items not involving cash:
Depreciation of property and equipment	865,041	975,512	1,038,573
Stock-based compensation expense	981,656	626,119	650,620
Foreign exchange (gains) losses arising on foreign currency cash balances	29,273	(20,095)	7,187
Warrant issuance costs	47,000	80,000
Change in fair value of warrant liability	3,819,170	(572,769)
Fair value of warrants issued in conjunction with debt facility		35,004
Net change in non-cash operating items:
Accounts receivable	(188,744)	2,438,036	(2,265,834)
Accrued revenue	(2,176,480)	632,108	(817,464)
Deferred expenses	358,890	(230,855)	(557,256)
Investment tax credits receivable	321,207	72,548	(123,448)
Inventory		150,731	(150,731)
Prepaid expenses and other assets	96,778	(109,330)	(88,076)
Accounts payable and accrued liabilities	(196,264)	(2,179,372)	498,096
Deferred revenue	(652,019)	360,685	2,975,305
Net cash provided by (used in) operating activities	33,098,556	(7,678,604)	(11,248,508)
INVESTING ACTIVITIES
Proceeds from sale of property and equipment	2,490
Acquisition of property and equipment	(14,824)	(59,675)	(830,948)
Net cash provided by (used in) investing activities	(12,334)	(59,675)	(830,948)
FINANCING ACTIVITIES
Proceeds from issuance of common shares and warrants, net of issuance costs	3,841,516	4,545,647
Issuance of common shares pursuant to exercise of options	71,045	10,661	34,913
Issuance of common shares pursuant to exercise of warrants	631,874
Net cash provided by financing activities	4,544,435	4,556,308	34,913
Foreign exchange gains (losses) arising on foreign currency cash balances	(29,273)	20,095	(7,187)
Increase (decrease) in cash and cash equivalents	37,601,384	(3,161,876)	(12,051,730)
Cash and cash equivalents, beginning of period	9,184,134	12,346,010	24,397,740
Cash and cash equivalents, end of period	46,785,518	9,184,134	12,346,010
Supplemental cash flow information
Investment tax credits received	321,207	102,464	36,613
Fair value of warrants issued in conjunction with public offering	850,358	742,809
Fair value of warrants issued in conjunction with debt facility		35,004